Stock Based Compensation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock option			10 years
Evolv Technologies Holdings, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares remained available for future grant	289,195,124		289,195,124		271,350,898	264,360,106
Number of options to purchase common stock			17,130,123		24,558,325
Intrinsic value of options exercised	$ 4,000,000.0	$ 100,000	$ 16,132,000	$ 100,000	$ 75,000
Weighted average grant-date fair value per share of options granted		$ 0	$ 0.05	$ 0
Unrecognized compensation expense related to unvested stock options	$ 3,600,000		$ 3,600,000		$ 1,000,000.0	$ 500,000
Weighted average period expected of recognition			1 year 6 months		1 year 2 months 12 days	1 year
Evolv Technologies Holdings, Inc. | 2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock may be issued	325,991,899		325,991,899		305,491,899	300,000,000
Number of shares remained available for future grant	5,420,954		5,420,954		2,592,202	26,019,446
Vesting period			4 years		4 years
Number of options to purchase common stock	0		17,130,123		24,558,325	10,015,850
Evolv Technologies Holdings, Inc. | Maximum | 2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock may be issued					2,852,300
Term of stock option					10 years
Evolv Technologies Holdings, Inc. | Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options to purchase common stock			6,756,653
Intrinsic value of options exercised					$ 300,000
Weighted average grant-date fair value per share of options granted					$ 0.5	$ 0.5
Evolv Technologies Holdings, Inc. | Options to purchase common stock | 2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock may be issued	2,852,300		2,852,300
Evolv Technologies Holdings, Inc. | Options to purchase common stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised						$ 100,000